Share-based compensation - Voyager's share based awards (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Share-based compensation expense			¥ 1,235,497	¥ 2,575,340	¥ 3,471,470	¥ 24,833,089
Vesting period of share-based awards	10 years	7 years
Voyager Group Inc. ("Voyager") | Voyager Incentive Plan
Share-based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards				18,235,294
Share-based compensation expense				¥ 131,976	¥ 181,379	¥ 221,178
Contractual term of share-based awards				P7Y
Voyager Group Inc. ("Voyager") | Voyager Incentive Plan | Vesting Scenario One
Share-based compensation
Vesting period of share-based awards				4 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date				25.00%
Annual vesting percentage of of share-based awards, after first anniversary of the vesting commencement date				25.00%
Voyager Group Inc. ("Voyager") | Voyager Incentive Plan | Vesting Scenario Two
Share-based compensation
Vesting period of share-based awards				5 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date				20.00%
Annual vesting percentage of of share-based awards, after first anniversary of the vesting commencement date				20.00%